Income Taxes (Details Narrative) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Disclosure [Abstract]
Non-capital loss carry-forwards	4,607,338
Development and exploration expenditures	1,953,973
Capital losses carry-forwards against future capital gains	37,810